Cabana Target Drawdown 5 ETF SCHEDULE OF INVESTMENTS	January 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
COMMODITY – 9.7%
Goldman Sachs Physical Gold ETF*	159,224	$2,847,721
EQUITY – 30.6%
Vanguard Dividend Appreciation ETF	18,405	2,993,389
Vanguard Health Care ETF	12,246	3,004,434
Vanguard Utilities ETF	19,944	3,014,536
		9,012,359
FIXED INCOME – 59.5%
Vanguard Intermediate-Term Bond ETF	34,034	2,919,096
Vanguard Intermediate-Term Treasury ETF	44,623	2,919,237
Vanguard Long-Term Bond ETF	29,681	2,924,469
Vanguard Long-Term Treasury ETF	34,021	2,929,548
Vanguard Short-Term Bond ETF	36,463	2,917,040
Vanguard Total Bond Market ETF	35,180	2,919,940
		17,529,330
TOTAL EXCHANGE-TRADED FUNDS
(Cost $29,416,659)		29,389,410

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 0.03%(a)	74,052	74,052
TOTAL SHORT TERM INVESTMENTS
(Cost $74,052)		74,052
TOTAL INVESTMENTS – 100.1%
(Cost $29,490,711)		29,463,462
Liabilities in Excess of Other Assets – (0.1%)		(21,530)
TOTAL NET ASSETS – 100.0%		$29,441,932

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.